September 08, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Discovery Premier Group Variable Contract Account, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, please accept this information concerning the filing of the semi-annual reports made with the Commission of the underlying mutual funds within this group variable annuity. In addition, we incorporate by reference the following semi-annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0001193125-15-301274
	Date of Filing:	2015-08-25

	Share Class:	Series I

Invesco V.I. Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Government Securities Fund

Invesco V.I. International Growth Fund

2.	Filer/Entity:	AB Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.:	0000825316
	Accession No.:	0001193125-15-298711
	Date of Filing:	2015-08-21

	Share Class:	Class A

AB VPS Growth and Income Portfolio

AB VPS Large Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.:	0000814680-15-000096
	Date of Filing:	2015-08-24

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.:	0001084060
	Accession No.:	0001084060-15-000017
	Date of Filing:	2015-08-24

	Share Class:	N/A

Davis Value Portfolio

5.	Filer/Entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-15-002999
	Date of Filing:	2015-09-03

	Share Class:	Standard

Delaware VIP® Emerging Markets Series

6.	Filer/Entity:	Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-15-000018
	Date of Filing:	2015-08-12

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-15-305859
	Date of Filing:	2015-08-28

	Share Class:	Class 1

Franklin Small-Mid Cap Growth VIP Fund

Templeton Foreign VIP Fund

8.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.:	0000950123-15-009631
	Date of Filing:	2015-08-28

	Share Class:	Institutional

Enterprise Portfolio

Global Research Portfolio

9.	Filer/Entity:	MFS Variable® Insurance Trust
	Registration No.:	811-08326
	CIK No.:	0000918571
	Accession No.:	0001193125-15-304036
	Date of Filing:	2015-08-27

	Share Class:	Initial

MFS® Growth Series

MFS® Investors Trust Series

MFS® Total Return Bond Series

MFS® Total Return Series

10.	Filer/Entity:	MFS Variable® Insurance Trust II
	Registration No.:	811-03732
	CIK No.:	0000719269
	Accession No.:	0001193125-15-304059
	Date of Filing:	2015-08-27

	Share Class:	Initial

MFS® Massachusetts Investors Growth Stock Portfolio

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.:	0001047304
	Accession No.:	0001193125-15-306198
	Date of Filing:	2015-08-28

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity:	Prudential Series Fund
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.:	0001193125-15-303245
	Date of Filing:	2015-08-26

	Share Class:	Class I

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Money Market Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

13.	Filer/Entity:	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.:	0000918294
	Accession No.:	0001206774-15-002817
	Date of Filing:	2015-08-24

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel